RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

During the year ended June 30, 2014, the Company repaid total advances to GCE in the amount of $8,743. The amount due to or from related party is unsecured, non-interest bearing and have no specific terms of repayment.

At June 30, 2014 and June 30, 2013, $219,316 and $0, respectively, is due to the managing director of the Oxford City Football Club (Trading) Limited, a subsidiary of the Company. The advances are non-interest bearing, unsecured and due on demand.

Employment – On December 1, 2012, the Company executed a consulting agreement (the “Agreement”) with GCE Wealth, Inc. (“GCE”), a company controlled by our CEO, Mr. Thomas Guerriero. Pursuant to the terms and conditions of the Agreement, among other things GCE will act as our consultant through December 2015 and GCE will receive $950 per hour for services rendered. The total expense related to this agreement was $3,585,300 and $1,684,448 for the year ended June 30, 2014 and 2013, respectively.

As of June 30, 2014 and June 30, 2013, $3,454,837 and $1,241,194 of total officer compensation was unpaid and recorded as payable, respectively.

On December 1, 2013, the Company executed a consulting agreement (the “Agreement”) with Dorset Solutions Inc., and its representative Philip Clark. Pursuant to the terms and conditions of the Agreement, among other things Philip Clark will act as a Chief Financial Officer through November 30, 2014 and will receive $3,000 per month for services rendered. The total expense related to this agreement was $21,000 and $0 for the year ended June 30, 2014 and 2013, respectively. As of June 30, 2014 and June 30, 2013, $0 of total compensation was unpaid and recorded as payable.